Artisan Mid Cap Fund Average Annual Total Returns		12 Months Ended	60 Months Ended	120 Months Ended	129 Months Ended	306 Months Ended	342 Months Ended
	Sep. 30, 2025	Dec. 31, 2025	Dec. 31, 2025	Dec. 31, 2025	Dec. 31, 2025	Dec. 31, 2025	Dec. 31, 2025
Russell Midcap® Index (reflects no deduction for fees, expenses or taxes)[Member]
Prospectus [Line Items]
Average Annual Return, Percent					9.59%	9.22%	9.91%
Russell Midcap® Growth Index (reflects no deduction for fees, expenses or taxes)[Member]
Prospectus [Line Items]
Average Annual Return, Percent					11.06%	7.27%	9.49%
Russell 3000® Index (reflects no deduction for fees, expenses or taxes)[Member]
Prospectus [Line Items]
Average Annual Return, Percent					13.13%	8.31%	9.40%
Investor
Prospectus [Line Items]
Average Annual Return, Percent		14.75%	2.12%	10.81%			12.62%
Performance Inception Date	Jun. 27, 1997
Investor | After Taxes on Distributions
Prospectus [Line Items]
Average Annual Return, Percent		10.42%	(0.12%)	7.74%			10.60%
Investor | After Taxes on Distributions and Sales
Prospectus [Line Items]
Average Annual Return, Percent		11.97%	1.57%	8.16%			10.56%
Investor | Russell Midcap® Index (reflects no deduction for fees, expenses or taxes)[Member]
Prospectus [Line Items]
Average Annual Return, Percent		10.60%	8.67%	11.01%
Investor | Russell Midcap® Growth Index (reflects no deduction for fees, expenses or taxes)[Member]
Prospectus [Line Items]
Average Annual Return, Percent		8.66%	6.65%	12.49%
Investor | Russell 3000® Index (reflects no deduction for fees, expenses or taxes)[Member]
Prospectus [Line Items]
Average Annual Return, Percent		17.15%	13.15%	14.29%
Advisor
Prospectus [Line Items]
Average Annual Return, Percent		14.91%	2.26%	10.97%	10.08%
Performance Inception Date	Apr. 01, 2015
Advisor | Russell Midcap® Index (reflects no deduction for fees, expenses or taxes)[Member]
Prospectus [Line Items]
Average Annual Return, Percent		10.60%	8.67%	11.01%
Advisor | Russell Midcap® Growth Index (reflects no deduction for fees, expenses or taxes)[Member]
Prospectus [Line Items]
Average Annual Return, Percent		8.66%	6.65%	12.49%
Advisor | Russell 3000® Index (reflects no deduction for fees, expenses or taxes)[Member]
Prospectus [Line Items]
Average Annual Return, Percent		17.15%	13.15%	14.29%
Institutional
Prospectus [Line Items]
Average Annual Return, Percent		15.04%	2.36%	11.07%		9.08%
Performance Inception Date	Jul. 01, 2000
Institutional | Russell Midcap® Index (reflects no deduction for fees, expenses or taxes)[Member]
Prospectus [Line Items]
Average Annual Return, Percent		10.60%	8.67%	11.01%
Institutional | Russell Midcap® Growth Index (reflects no deduction for fees, expenses or taxes)[Member]
Prospectus [Line Items]
Average Annual Return, Percent		8.66%	6.65%	12.49%
Institutional | Russell 3000® Index (reflects no deduction for fees, expenses or taxes)[Member]
Prospectus [Line Items]
Average Annual Return, Percent		17.15%	13.15%	14.29%